Dividends (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Detailed Information About Dividends [Abstract]
Summary of Dividends

Record date	Payment date	Total Dividends on Common Stock

July 5, 2023	July 24, 2023	$7.0

August 25, 2023	September 29, 2023	6.9

November 30, 2023	December 29, 2023	6.9

February 29, 2024	March 28, 2024	7.1

		$27.9